Average Annual Total Returns (PIMCO Convertible Fund)	0 Months Ended
	Apr. 27, 2011
(Convertible Fund - Retail) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	49.13%
5 Years	2.69%
10 Years	2.27%
(Convertible Fund - Retail) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	41.14%
5 Years	2.53%
10 Years	3.33%
(Convertible Fund - Institutional) | BofA Merrill Lynch All Convertibles Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	49.13%
5 Years	2.69%
10 Years	2.27%
(Convertible Fund - Institutional) | Lipper Convertible Securities Funds Average (reflects no deductions for taxes)
Average Annual Return:
1 Year	41.14%
5 Years	2.53%
10 Years	3.33%
Class A
Average Annual Return:
1 Year	38.98%
5 Years	1.83%
10 Years	1.99%
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	38.60%	[1]
5 Years	1.07%	[1]
10 Years	0.71%	[1]
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	25.78%	[1]
5 Years	1.18%	[1]
10 Years	0.92%	[1]
Administrative Class
Average Annual Return:
1 Year	44.73%
5 Years	2.76%
10 Years	2.53%
Class C
Average Annual Return:
1 Year	42.39%
5 Years	1.84%
10 Years	1.62%
Class D
Average Annual Return:
1 Year	44.45%
5 Years	2.61%
10 Years	2.39%
Institutional Class
Average Annual Return:
1 Year	45.02%
5 Years	3.02%
10 Years	2.80%
Institutional Class | Return After Taxes on Distributions
Average Annual Return:
1 Year	44.62%	[1]
5 Years	2.24%	[1]
10 Years	1.50%	[1]
Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	29.72%	[1]
5 Years	2.18%	[1]
10 Years	1.60%	[1]

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Class A shares only. After-tax returns for other classes will vary.